N-2 - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jan. 22, 2025
Cover [Abstract]
Entity Central Index Key	0002001586
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	CION Grosvenor Infrastructure Master Fund, LLC
Document Period End Date	Mar. 31, 2026
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.60%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Master Fund and at the time of the conversion of the Predecessor Fund was managed by the Sub-Adviser, as defined below. See Note 14 for additional information of the Reorganization (defined below).

The Master Fund’s investment objective is to seek to provide current income and long-term capital appreciation. The Master Fund seeks to achieve its investment objective by generating attractive risk-adjusted returns and current income through a variety of direct and indirect investments in infrastructure and infrastructure-related assets or businesses (collectively, “Infrastructure Assets”) including but not limited to investment opportunities in the transportation, digital infrastructure, energy and energy transition, supply chain / logistics and infrastructure adjacent businesses (e.g., social infrastructure and infrastructure services businesses). The Master Fund expects that it will primarily obtain its exposure to Infrastructure Assets through (i) investments that are directly originated by the Sub-Adviser’s infrastructure platform (“Originated Investments”), (ii) investments made directly or indirectly into an Infrastructure Asset in partnership with a third-party Sponsor Manager (“Co-Investments”), and (iii) investments acquiring an interest in a fund vehicle or special purpose vehicle ("SPV") that holds a single business or asset (or a group of affiliated businesses or assets) that is known prior to the investment (“Single-Asset Secondaries”) and, to a lesser extent over time, investments in portfolios, funds or other investment vehicles that make or hold investments in multiple Infrastructure Assets (“Infrastructure Funds”), primarily through investments acquiring an interest in multiple Infrastructure Assets, typically in the form of an interest in an Infrastructure Fund (“Multi-Asset Secondaries”). Infrastructure Assets and Infrastructure Funds are collectively referred to throughout as “Infrastructure Investments”. A “Sponsor Manager” is an independent investment manager that (i) leads a transaction investing directly into an Infrastructure Asset, typically through a pooled investment vehicle managed by the Sponsor Manager or (ii) manages an Infrastructure Fund. The Master Fund intends to invest a portion of its assets in liquid investments, including cash, cash equivalents, fixed income securities and other credit instruments, other short term investments, mutual funds and listed companies such as exchange-traded funds (“ETFs”) and master-limited partnerships (“MLPs”) (collectively, “Liquid Investments”).

The investment adviser of the Master Fund and the Feeder Fund is CION Grosvenor Management, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a joint venture between affiliates of GCM Grosvenor L.P. (“GCMLP” or the “Sub-Adviser” and together with the Adviser, the “Advisers”) and CION Investment Group, LLC (“CIG” or “CION”) and is controlled by CION. The investment sub-adviser to the Feeder Fund and the Master Fund is GCMLP, an investment adviser registered under the Advisers Act.

Risk Factors [Table Text Block]

13. RISK FACTORS

General Investment Risks. There is no assurance that the investments held by the Master Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Master Fund will achieve its investment objective. An investment in the Master Fund is speculative and involves a high degree of risk.

Management Risk. The Master Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser, subject to the oversight of the Adviser, will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results. The Master Fund may be subject to a relatively high level of management risk because the Master Fund invests in Infrastructure Assets. The Master Fund’s allocation of its investments across Originated Investments, Co-Investments, Single-Asset Secondaries, Multi-Asset Secondaries and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. It is possible that the Master Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares. An investment in the Master Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Master Fund does not expect any secondary market to develop for the Shares in the foreseeable future.

Restrictions on Transfers. Transfers of Shares may be made only with consent of the Master Fund, which may be withheld in the Master Fund’s sole discretion. Notice to the Master Fund of any proposed transfer must include evidence satisfactory to the Master Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Master Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Master Fund is a "non-diversified" investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the assets of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Master Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Master Fund.

Valuation Risk. The Master Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Master Fund invests are valued at prices that the Master Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Master Fund’s assets consist of Originated Investments, Co-Investments, Single-Asset Secondaries, Multi-Asset Secondaries, which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for most of the investments in the Master Fund’s portfolio, substantially all of the Master Fund’s portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Valuation Designee, in accordance with the Adviser’s valuation policies and procedures and subject to oversight of the Master Fund Board.

The value at which the Master Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Master Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Master Fund invests a significant amount of its assets in Infrastructure Assets for which no public market exists. There can be no guarantee that the Master Fund’s investments could ultimately be realized at the Master Fund’s valuation of such investments.

The Master Fund’s NAV is a critical component in several operational matters including computation of the Advisory Fee, and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Master Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Master Fund.

Annual Dividend Payment	$ 0	$ 0
No Public Trading [Text Block]	Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange
NAV Per Share	$ 1,118.18	$ 993.43	$ 1,000
No Trading History [Text Block]	the Master Fund does not expect any secondary market to develop for the Shares in the foreseeable future.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. CAPITAL SHARE TRANSACTIONS

Shares of the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of, and/or Regulation D under, the Securities Act. The Master Fund is an “interval fund” pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Master Fund’s outstanding Shares at NAV, in accordance with Rule 23c-3 under the 1940 Act. The Master Fund will repurchase Shares from shareholders pursuant to written repurchase offers on terms and conditions that the Master Fund Board determines to be fair to the Master Fund and to all shareholders. In connection with any given quarterly repurchase offer, the Master Fund currently intends to repurchase 5.00% of its outstanding Shares. The Master Fund conducted its first repurchase offer following the second full quarter of operations. An early repurchase fee of 2.00% of NAV will be charged with respect to the repurchase of Shares held less than one year from original purchase.

Outstanding Security, Title [Text Block]	CION Grosvenor Infrastructure Master Fund, LLC Shares
Outstanding Security, Held [Shares]	361,818
General Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Investment Risks. There is no assurance that the investments held by the Master Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Master Fund will achieve its investment objective. An investment in the Master Fund is speculative and involves a high degree of risk.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Master Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser, subject to the oversight of the Adviser, will apply investment techniques and risk analyses in making investment decisions for the Master Fund, but there can be no guarantee that these will produce the desired results. The Master Fund may be subject to a relatively high level of management risk because the Master Fund invests in Infrastructure Assets. The Master Fund’s allocation of its investments across Originated Investments, Co-Investments, Single-Asset Secondaries, Multi-Asset Secondaries and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. It is possible that the Master Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares. An investment in the Master Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Master Fund does not expect any secondary market to develop for the Shares in the foreseeable future.

Restrictions on Transfers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Transfers. Transfers of Shares may be made only with consent of the Master Fund, which may be withheld in the Master Fund’s sole discretion. Notice to the Master Fund of any proposed transfer must include evidence satisfactory to the Master Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Master Fund with respect to investor eligibility and suitability.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Master Fund is a "non-diversified" investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the assets of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Master Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Master Fund.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Master Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Master Fund invests are valued at prices that the Master Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Master Fund’s assets consist of Originated Investments, Co-Investments, Single-Asset Secondaries, Multi-Asset Secondaries, which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for most of the investments in the Master Fund’s portfolio, substantially all of the Master Fund’s portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Valuation Designee, in accordance with the Adviser’s valuation policies and procedures and subject to oversight of the Master Fund Board.

The value at which the Master Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Master Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Master Fund invests a significant amount of its assets in Infrastructure Assets for which no public market exists. There can be no guarantee that the Master Fund’s investments could ultimately be realized at the Master Fund’s valuation of such investments.

The Master Fund’s NAV is a critical component in several operational matters including computation of the Advisory Fee, and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Master Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Master Fund.